Introduction, Presentation, and Other Information - Comparative information (Details)	6 Months Ended
Jun. 30, 2019
MXN
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.08%
Change in average foreign currency exchange rate (as a percent)	6.59%
USD
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.62%
Change in average foreign currency exchange rate (as a percent)	7.10%
BRL
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.14%
Change in average foreign currency exchange rate (as a percent)	(4.76%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(10.71%)
Change in average foreign currency exchange rate (as a percent)	(44.62%)
GBP
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(0.23%)
Change in average foreign currency exchange rate (as a percent)	0.73%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	2.68%
Change in average foreign currency exchange rate (as a percent)	(2.94%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.22%
Change in average foreign currency exchange rate (as a percent)	(1.68%)